Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 5,308,647,633	$ 3,585,687,137
Ending balance	5,360,319,624	5,308,647,633
Changes:
Effects first application IFRS 16	28,814,142
Increases other than from business combinations	320,298,296	330,797,541
Increases other than from business combinations	320,298,423
Acquisitions through business combinations		1,372,754,489
Increases (decreases) from exchange differences, net	127,073,449	197,622,978
Depreciation	(224,704,567)	(202,952,301)
Impairment losses recognized in profit or loss for the period	(280,020,263)
Disposals and removals from service	4,865,597	1,228,028
Disposals	(1,355,006)	(527,469)
Removals from service	(3,510,591)	(700,559)
Other increases (decreases)	83,996,486	24,052,988
Argentina Hyperinflationary Effect	1,079,918	1,912,829
Total changes	51,671,991	1,722,960,496
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	862,274,093	666,590,543
Ending balance	1,048,988,931	862,274,093
Changes:
Increases other than from business combinations		321,183,398
Increases other than from business combinations	320,298,423
Acquisitions through business combinations		44,088,988
Increases (decreases) from exchange differences, net	9,880,815	14,849,366
Impairment losses recognized in profit or loss for the period	(32,967,462)
Increases (decreases) from transfers and other changes	(121,288,336)	(193,895,804)
Increases (decreases) for transfers	(121,288,336)	(193,895,804)
Other increases (decreases)	10,843,933	9,457,602
Argentina Hyperinflationary Effect	(52,535)
Total changes	186,714,838	195,683,550
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	74,753,283	67,485,380
Ending balance	77,754,923	74,753,283
Changes:
Increases other than from business combinations		5,893,739
Acquisitions through business combinations		623,052
Increases (decreases) from exchange differences, net	36,282	50,004
Increases (decreases) from transfers and other changes	4,151,834
Increases (decreases) for transfers	4,151,834
Disposals and removals from service	406,656	5,411
Disposals	(406,656)
Removals from service		(5,411)
Other increases (decreases)	(779,820)	706,519
Total changes	3,001,640	7,267,903
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	384,027,047	12,793,641
Ending balance	420,319,759	384,027,047
Changes:
Increases other than from business combinations		1,000,411
Acquisitions through business combinations		329,152,208
Increases (decreases) from exchange differences, net	29,731,649	46,040,633
Depreciation	(17,944,173)	(13,795,237)
Increases (decreases) from transfers and other changes	22,879,420	12,450,092
Increases (decreases) for transfers	22,879,420	12,450,092
Disposals and removals from service	792,638
Removals from service	(792,638)
Other increases (decreases)	2,418,454	(3,614,701)
Total changes	36,292,712	371,233,406
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,143,869,929	2,080,903,064
Ending balance	2,895,992,861	3,143,869,929
Changes:
Increases other than from business combinations		1,638,436
Acquisitions through business combinations		941,871,560
Increases (decreases) from exchange differences, net	81,221,513	128,411,179
Depreciation	(159,163,293)	(149,247,118)
Impairment losses recognized in profit or loss for the period	(247,052,801)
Increases (decreases) from transfers and other changes	17,534,668	146,447,942
Increases (decreases) for transfers	17,534,668	146,447,942
Disposals and removals from service	948,350	90,513
Disposals	(948,350)	(90,513)
Other increases (decreases)	59,398,742	(7,977,450)
Argentina Hyperinflationary Effect	1,132,453	1,912,829
Total changes	(247,877,068)	1,062,966,865
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	764,095,247	683,120,815
Ending balance	809,428,974	764,095,247
Changes:
Increases other than from business combinations		2,455
Acquisitions through business combinations		47,727,579
Increases (decreases) from exchange differences, net	4,238,408	6,928,376
Depreciation	(34,964,877)	(32,011,964)
Increases (decreases) from transfers and other changes	74,941,622	32,105,004
Increases (decreases) for transfers	74,941,622	32,105,004
Disposals and removals from service	1,880,608	1,132,103
Disposals		(436,956)
Removals from service	(1,880,608)	(695,147)
Other increases (decreases)	2,999,182	27,355,085
Total changes	45,333,727	80,974,432
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	55,091,617	56,284,762
Ending balance	47,758,908	55,091,617
Changes:
Increases other than from business combinations		935,982
Acquisitions through business combinations		2,018,760
Increases (decreases) from exchange differences, net	65,341	338,619
Depreciation	(6,299,395)	(4,935,435)
Increases (decreases) from transfers and other changes	1,780,792	2,692,671
Increases (decreases) for transfers	1,780,792	2,692,671
Disposals and removals from service	837,345	1
Removals from service	(837,345)	(1)
Other increases (decreases)	(2,042,102)	(2,243,741)
Total changes	(7,332,709)	(1,193,145)
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,881,745
Ending balance	4,231,758	6,881,745
Changes:
Increases other than from business combinations		143,120
Acquisitions through business combinations		6,904,334
Increases (decreases) from exchange differences, net	361,574	982,330
Depreciation	(3,011,561)	(2,105,472)
Increases (decreases) from transfers and other changes		222,027
Increases (decreases) for transfers		222,027
Other increases (decreases)		735,406
Total changes	(2,649,987)	6,881,745
Right-of-use assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	17,654,672
Ending balance	55,843,510	17,654,672
Changes:
Effects first application IFRS 16	28,814,142
Increases (decreases) from exchange differences, net	1,537,867
Depreciation	(3,321,268)
Other increases (decreases)	11,158,097
Total changes	38,188,838
Finance Leased Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 17,654,672	18,508,932
Ending balance		17,654,672
Changes:
Acquisitions through business combinations		368,008
Increases (decreases) from exchange differences, net		22,471
Depreciation		(857,075)
Increases (decreases) from transfers and other changes		(21,932)
Increases (decreases) for transfers		(21,932)
Other increases (decreases)		(365,732)
Total changes		$ (854,260)